Debt - Summary of Financing of Transportation and Store Equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 11, 2024	Jul. 10, 2024
Schedule of debt [line items]
Total	$ 284,964	$ 227,748
Short-term	(143,057)	(121,055)
Long-term	$ 141,907	106,693
Santander Credit Line
Schedule of debt [line items]
Effective rate	2.00%		2.00%	3.15%
Remaining contract period	1
Daimler Chrysler Financial Services
Schedule of debt [line items]
Remaining contract period	1
Total	$ 142,635	120,539
Daimler Chrysler Financial Services | Bottom of range
Schedule of debt [line items]
Effective rate	12.30%
Daimler Chrysler Financial Services | Top of range
Schedule of debt [line items]
Effective rate	12.90%
Daimler Chrysler Financial Services
Schedule of debt [line items]
Total	$ 141,907	106,271
Daimler Chrysler Financial Services | Bottom of range
Schedule of debt [line items]
Effective rate	12.30%
Remaining contract period	2
Daimler Chrysler Financial Services | Top of range
Schedule of debt [line items]
Effective rate	12.90%
Remaining contract period	4
ALD Market Innovation
Schedule of debt [line items]
Remaining contract period	1
Total	$ 422	516
ALD Market Innovation | Transportation equipment
Schedule of debt [line items]
Effective rate	10.00%
ALD Market Innovation
Schedule of debt [line items]
Remaining contract period	2
Total		$ 422
ALD Market Innovation | Transportation equipment
Schedule of debt [line items]
Effective rate	10.00%